Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of company's equipment
Equipment, gross	$ 25,783	$ 25,783
Less: accumulated depreciation	(18,553)	(14,826)
Equipment, net	7,229	10,957
Computer equipment and software [Member]
Schedule of company's equipment
Equipment, gross	22,786	22,786
Furniture and other equipment [Member]
Schedule of company's equipment
Equipment, gross	$ 2,997	$ 2,997